Related Party Transaction (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of board remuneration paid
Board remuneration is paid in arrears after being approved by the shareholders, normally at the annual general meeting of the parent company. The following board compensation has been paid in 2020, 2019 and 2018:

	Year Ended December 31, 2020
	Cash Compensation	Shared-based Compensation	Total
	(in thousands)
Morten Opstad, chair	$40	$—	$40
Lawrence John Ciaccia, deputy chair (1)	38	—	38
Deborah Davis (2)	10	36	46
Hanne Hovding	32	—	32
Stephen A. Skaggs	4	34	38

	$124	$70	$194

	Year Ended December 31, 2019
	Cash Compensation	Shared-based Compensation	Total
	(in thousands)
Morten Opstad, chair	$43	$—	$43
Lawrence John Ciaccia, deputy chair	34	—	34
Deborah Davis	7	34	41
Hanne Hovding	16	23	39
Andre James MacLeod (3)	7	34	41
Stephen A. Skaggs (4)	—	—	—

	$107	$91	$198

	Year Ended December 31, 2018
	Cash Compensation	Shared-based Compensation	Total
	(in thousands)
Morten Opstad, chair	$20	$25	$45
Lawrence John Ciaccia, deputy chair	2	45	47
Deborah Davis	—	47	47
Hanne Hovding	37	—	37
Andre James MacLeod	10	35	45

	$69	$152	$221

(1)	Mr. Ciaccia is a member of the Compensation Committee since 2019
(2)	Ms. Davis is chair of the Compensation Committee since 2019
(3)	Mr. MacLeod left the board on May 9, 2019
(4)	Mr. Skaggs was elected to the board on May 9, 2019

Summary of share based payment arrangement to board members

			Subscription rights outstanding as of December 31,
Grant Date	Expiry Date	Exercise Price (NOK per share)	2020	2019	2018
February 26, 2016	May 12, 2020	8.10	—	—	500,000
August 15, 2018	May 9, 2023	5.10	—	600,000	600,000
June 17, 2020	May 15, 2025	1.71	600,000	—	—